Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

19.    Related Party Transactions

The Company’s related parties include directors, shareholders and key management.

Compensation to related parties totaled $13,008,425 for the year ended December 31, 2023 (2022 – $7,060,916), of which the Company paid share-based compensation to key management amounting to $8,046,363 (2022 – $1,569,754).

The Company has a vendor relationship with Cosmic Inc. and Kosmik Development Skopje doo (“Cosmic”) to provide content moderation and software development services. Cosmic is controlled by Mr. Pavlovski and Mr. Milnes, each of whom holds a significant number of Rumble shares. The Company incurred related party expenses for these services of $2,849,600 during the year ended December 31, 2023 (2022 – $1,692,960).

As of October 25, 2021, the Company was owed $390,000 from related parties pursuant to a loan carrying an interest rate of 0.19% per annum. The loan was originally incurred in connection with the purchase of a Company subsidiary’s domain name. During the year ended December 31, 2023, the outstanding loan was repaid in full through the holdback and surrender of 26,731 shares of Class A Common Stock which the borrower was otherwise entitled to receive.

There were no other related party transactions during these periods.